Trade Accounts Receivable - Schedule of Trade Accounts Receivables by Aging Category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging list:
Trade accounts receivables	R$ 15,610	R$ 14,852
Current [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	13,740	11,975
Due up to 30 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	702	1,651
Due from 30 to 60 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	155	272
Due from 60 to 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	102	365
Overdue over 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	249	589
Overdue over 180 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	R$ 662